Cash and Cash Equivalents - Additional Information (Details)	Dec. 31, 2024		Dec. 31, 2023
Bottom of Range [Member]
Cash equivalents
Accrued Interest Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	80.00%	[1]	80.00%
Pre-Fixed Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	11.91%	[2]	11.42%
Top of Range [Member]
Cash equivalents
Accrued Interest Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	111.00%		112.00%
Pre-Fixed Rate Of Return Used To Reflect Time Value Of Money, Regulatory Deferral Account Balances	12.15%		11.65%

[1]	For these CDBs, the Company and its subsidiaries have repurchase transactions which state, on their trading notes, the bank’s commitment to repurchase the security, on demand, on the maturity date of the transaction, or earlier.
[2]	They consist of short-term investments, available for redemption on the following day. They are usually backed by Treasury Bills, Notes or Bonds and referenced to a pre-fixed rate. Their purpose is to settle the short-term obligations of the Company and its subsidiaries, or to be used in the acquisition of other assets with better return to replenish the portfolio.